Schedule of contractual maturities of lease liabilities (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Total	₨ 349,377	₨ 398,659
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	79,832	74,457
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	240,906	239,584
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total	₨ 28,639	₨ 84,618